Other non-financial assets	12 Months Ended
Dec. 31, 2022
Other non financial assets [Abstract]
Disclosure Of Other Non Financial Assets Explanatory [Text Block]
Note 9
Other non-financial assets

The Company maintained the following other non-financial assets:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	5,969,572	-	3,731,652	-
Advertising	9,638,905	12,189,131	12,043,766	7,884,438
Advances to suppliers	2,646,597	-	11,126,150	-
Prepaid expenses	1,633,812	312,916	1,372,181	228,728
Total advances	19,888,886	12,502,047	28,273,749	8,113,166
Guarantees paid	11,223	107,492	11,153	149,284
Consumables	985,485	-	683,951	-
Dividends receivable	1,152,147	-	361,565	-
Other	-	3,905	-	3,905
Total other assets	2,148,855	111,397	1,056,669	153,189
Total	22,037,741	12,613,444	29,330,418	8,266,355

Nature of each non-financial asset:

a)	Insurances paid: Annual payments for insurances policies are included, which are capitalized and then amortized according the term of the contract.

b)
Advertising
: Corresponds to advertising and promotion contracts related to customers and advertising service providers, that promote our brands which are capitalized and then amortized according the term of the contract.

c)	Advances to suppliers: Mainly for services, purchase of raw materials and customs agents.

d)	Prepaid expenses : Services paid in advance that give entitlement to benefits usually for a period of 12 months, they are reflected against result as they are accrued.

e)	Guarantees paid: It is the initial payment for the lease of goods required by the lessor to ensure compliance with the conditions stipulated in the contract.

f)	Materials to be consumed: Under this item are mainly included security supplies, clothing or supplies to be used in administrative offices, such as: eyeglasses, gloves, masks, aprons, etc.

g)	Dividends receivable : Dividends receivable from associates and joint ventures.